Consolidated Statement of Stockholders' Deficit - USD ($) $ in Thousands	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit
Beginning balance, shares (in thousands) at Dec. 31, 2017	1,260	50,118
Beginning balance, amount at Dec. 31, 2017	$ 2	$ 50	$ 521,305	$ (269,499)
Issuance of warrants			8,304
Issuance of common stock for convertible notes, shares (in thousands)		162
Issuance of common stock for convertible notes, amount		$ 0	325
Issuance of common stock for compensation, shares (in thousands)		370
Issuance of common stock for compensation, amount		$ 1	9,693
Beneficial conversion feature on convertible notes			544
Net loss				(259,186)
Ending balance, shares (in thousands) at Dec. 31, 2018	1,260	50,650
Ending balance, amount at Dec. 31, 2018	$ 2	$ 51	540,171	(528,685)
Issuance of common stock for convertible notes, shares (in thousands)		34,848
Issuance of common stock for convertible notes, amount		$ 3	2,357
Issuance of common stock for preferred stock, shares (in thousands)	1,190
Issuance of common stock for preferred stock, amount	$ 1		1,139
Issuance of common stock for compensation, shares (in thousands)		15,650
Issuance of common stock for compensation, amount		$ 16	5,293
Beneficial conversion feature on convertible notes			158
Net loss				(38,647)
Ending balance, shares (in thousands) at Dec. 31, 2019	2,450	69,784
Ending balance, amount at Dec. 31, 2019	$ 3	$ 70	$ 548,118	$ (567,332)